Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets Net Excluding Goodwill [Abstract]
Summary of Intangible Assets

The balance of intangible assets consisted of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Computer software	4,394	7,033
License	780	780
Less: Accumulated amortization	(3,963)	(5,052)
Intangible assets, net	1,211	2,761

Summary of Amortization Expenses of Intangible Assets
7.	INTANGIBLE ASSETS, NET - continued
The intangible assets amortization expenses for each of the following fiscal years are as follows:
Amortization
RMB
2022	1,320
2023	1,196
2024	245
Total	2,761